REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenues
Disaggregation of Revenues

year ended December 31, 2021	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,432	4,139	576	2,025	—	11,172
Power generation	—	—	—	—	324	324
Natural gas storage and other[1]	87	1,057	29	5	278	1,456
	4,519	5,196	605	2,030	602	12,952
Other revenues[2,3]	—	37	—	276	122	435
	4,519	5,233	605	2,306	724	13,387
1Includes $87 million of fee revenues from an affiliate related to development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy as at December 31, 2021. Refer to Note 28, Acquisitions and dispositions, for additional information.
2Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements. Refer to Note 9, Leases, and Note 26, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.
3Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 12,
Rate-regulated businesses, for additional information.

year ended December 31, 2020	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,408	4,301	607	2,206	—	11,522
Power generation	—	—	—	—	192	192
Natural gas storage and other[1]	61	654	109	3	106	933
	4,469	4,955	716	2,209	298	12,647
Other revenues[2,3]	—	76	—	162	114	352
	4,469	5,031	716	2,371	412	12,999
1Includes $138 million of fee revenues from affiliates, of which $77 million was related to the construction of the Sur de Texas pipeline which is 60 per cent owned by TC Energy and $61 million was related to development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy as at December 31, 2020. Refer to Note 28, Acquisitions and dispositions, for additional information.
2Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements. Refer to Note 9, Leases, and Note 26, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.
3Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 12,
Rate-regulated businesses, for additional information.

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,010	4,245	601	2,423	—	11,279
Power generation	—	—	—	—	662	662
Natural gas storage and other	—	650	2	4	73	729
	4,010	4,895	603	2,427	735	12,670
Other revenues[1,2]	—	83	—	452	50	585
	4,010	4,978	603	2,879	785	13,255
1Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements. Refer to Note 9, Leases, and Note 26, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.
2Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 12,
Rate-regulated businesses, for additional information.

Contract Balances
Contract Balances

at December 31	2021	2020	Affected line item on the Consolidated balance sheet
(millions of Canadian $)

Receivables from contracts with customers	1,627	1,330	Accounts receivable
Contract assets (Note 7)	202	132	Other current assets
Long-term contract assets (Note 14)	249	192	Other long-term assets
Contract liabilities[1] (Note 16)	90	129	Accounts payable and other
Long-term contract liabilities (Note 17)	184	203	Other long-term liabilities
1During the year ended December 31, 2021, $15 million (2020 – $18 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.